Share-Based Compensation (Tables)	12 Months Ended
Jun. 30, 2026
Share-Based Compensation [Abstract]
Schedule of Restricted Share Unit Activities

The following table summarized the Group’s restricted share unit activities during the year ended June 30, 2025.

	Number of RSUs*	Weighted Average Grant Date Fair Value*
USD

Outstanding as of July 1, 2024	-	-
Granted	494,648	69.2
Forfeited	-	-
Vested	(494,648)	69.2
Outstanding as of June 30, 2025	-	-
Outstanding as of June 30, 2026	-	-

*	Presented on a retroactive basis to reflect the Share Consolidation (Note 15).